Share-based payments	12 Months Ended
Jun. 30, 2019
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Share-based payments

Note 34. Share-based payments

The options in tranches 1 - 3 in the table below have been issued as consideration for services rendered in relation to capital raising conducted during a previous year by the consolidated entity.

The options in tranches 4 - 14 in the table below have been issued to employees under the ESOP. In total, A$246,387 (2018: A$165.222) of employee remuneration expense (all of which related to equity-settled share-based payment transactions) has been included in profit or loss during the year and credited to share-based payment reserve.

2019

Grant date	Expiry date	A$ Exercise price	Balance at the start of the year		Granted		Exercised		Forfeited on cessation of employment		Balance at the end of the year

04/03/2015	16/12/2019	$1.500		46,647		—		—		—		46,647
04/03/2015	18/12/2019	$1.500		19,952		—		—		—		19,952
24/06/2015	30/06/2020	$4.000		519,000		—		—		—		519,000
15/11/2015	16/11/2020	$2.200		236,667		—		—		—		236,667
18/03/2016	01/02/2021	$1.990		300,000		—		—		—		300,000
18/03/2016	01/02/2021	$1.990		200,000		—		—		—		200,000
18/03/2016	01/02/2021	$2.610		250,000		—		—		—		250,000
05/09/2016	05/09/2021	$1.630		50,000		—		—		—		50,000
12/10/2016	17/10/2021	$1.560		62,000		—		—		—		62,000
31/10/2016	01/11/2021	$1.380		12,500		—		—		—		12,500
21/11/2016	23/11/2021	$1.380		50,000		—		—		—		50,000
07/08/2017	07/08/2022	$0.670		224,000		—		—		—		224,000
05/02/2018	05/02/2023	$0.780		440,000		—		—		—		440,000
04/01/2019	04/01/2024	$0.492		—		250,000		—		—		250,000

				2,410,766		250,000		—		—		2,660,766

Weighted average exercise price			A$	2.120	A$	0.490	A$	0.000	A$	0.000	A$	1.960

At the end of the period the following options were vested and exercisable:

- Options from Tranche 1 to Tranche 6, Tranches 8, 10 and 11 were vested and exercisable

- Options in Tranches 7 and 14 were unvested

- Options from Tranche 9 and 13 were vested and exercisable as to 50%

- Options from Tranche 12 were vested and exercisable as to 25%

All remaining options are expected to vest in future periods. No options have expired during the financial year.

The weighted average remaining contractual life of options outstanding at the 30 June 2019 is 2.36 years.

2018

Grant date	Expiry date	A$ Exercise price	Balance at the start of the year		Granted		Exercised		Forfeited on cessation of employment		Balance at the end of the year

04/03/2015	16/12/2019	$1.500		466,470		—		(419,823)		—		46,647
04/03/2015	18/12/2019	$1.500		199,521		—		(179,569)		—		19,952
24/06/2015	30/06/2020	$4.000		5,190,000		—		(4,671,000)		—		519,000
15/11/2015	16/11/2020	$2.200		3,633,334		—		—		(3,396,667)		236,667
18/03/2016	01/02/2021	$1.990		3,000,000		—		(2,700,000)		—		300,000
18/03/2016	01/02/2021	$1.990		2,000,000		—		(1,800,000)		—		200,000
18/03/2016	01/02/2021	$2.610		2,500,000		—		(2,250,000)		—		250,000
05/09/2016	05/09/2021	$1.630		2,000,000		—		(1,800,000)		(150,000)		50,000
12/10/2016	17/10/2021	$1.560		620,000		—		(558,000)		—		62,000
31/10/2016	01/11/2021	$1.380		500,000		—		(450,000)		(37,500)		12,500
21/11/2016	23/11/2021	$1.380		2,000,000		—		(1,800,000)		(150,000)		50,000
07/08/2017	07/08/2022	$0.670		—		224,000		—		—		224,000
05/02/2018	05/02/2023	$0.780		—		440,000		—		—		440,000

				22,109,325		664,000		(16,628,392)		(3,734,167)		2,410,766

Weighted average exercise price			A$	0.244	A$	0.740	A$	0.000	A$	2.140	A$	2.120

*	Options from Tranche 1 to Tranche 6, Tranches 8, 10 and 11 listed above were vested and exercisable at the end of the period.

Options from Tranche 9 listed above include 1/4 vested options at the end of the period.

All remaining options are expected to vest in future periods.

The weighted average remaining contractual life of options outstanding at the 30 June 2018 is 2.97 years.

Employee share options

During the year ended 30 June 2019, 250,000 options have been issued to the employees by the consolidated entity pursuant to the Company’s Employee Share Option Plan.

•	Tranche 14 of 250,000 options vesting equally over 2 years in 6 monthly intervals

An option will only vest if the option holder continues to be a full-time employee with the Company or an Associated Company during the vesting period relating to the option.

Conditions for an option to be exercised:

•	The option must have vested and a period of 1 year from the date the option was issued must have expired;

•	Option holder must have provided the Company with an Exercise Notice and have paid the Exercise Price for the option.

•	The Exercise Notice must be for the exercise of at least the Minimum Number of Options;

•	The Exercise Notice must have been provided to the Company and Exercise Price paid before the expiry of 5 years from the date the Option is issued.

Options Valuation

In order to obtain a fair valuation of these options, the following assumptions have been made:

The Black Scholes option valuation methodology has been used with the expectation that the majority of these options would be exercised towards the end of the option term. Inputs into the Black Scholes model includes the share price at grant date, exercise price, volatility, and the risk free rate of a five year Australian Government Bond on grant date.

Risk-free rate and grant date

For all tranches, the risk-free rate of a five-year Australian Government bond on grant date was used. Please refer to the table below for details.

Options in Tranches 4 to 14 have various vesting periods and exercising conditions. These options are unlisted as at 30 June 2019.

No dividends are expected to be declared or paid by the consolidated entity during the terms of the options.

The underlying expected volatility was determined by reference to historical data of the Company’s shares over a period of time. No special features inherent to the options granted were incorporated into measurement of fair value.

Based on the above assumptions, the table below sets out the valuation for each tranche of options:

Grant date	Expiry date	A$ Share price at Grant Date	Exercise price	Volatility (%)	Remaining Life (years)	Risk free Rate (%)	Fair value per option

04/03/2015	16/12/2019	$0.180	$1.500	120.00%	2.46	2.07%	$1.500
04/03/2015	18/12/2019	$0.180	$1.500	120.00%	2.47	2.07%	$1.500
24/06/2015	30/06/2020	$0.245	$4.000	150.00%	3.00	2.02%	$2.170
15/10/2015	16/11/2020	$0.140	$2.200	158.11%	3.38	2.04%	$1.280
18/03/2016	01/02/2021	$0.115	$1.990	130.00%	3.59	2.00%	$0.810
18/03/2016	01/02/2021	$0.115	$1.990	130.00%	3.59	2.00%	$0.860
18/03/2016	01/02/2021	$0.115	$2.610	130.00%	3.59	2.00%	$0.870
05/09/2016	05/09/2021	$0.105	$1.630	122.00%	4.19	1.60%	$0.840
12/10/2016	17/10/2021	$0.098	$1.560	122.00%	4.30	1.89%	$0.780
31/10/2016	01/11/2021	$0.090	$1.380	122.00%	4.34	1.87%	$0.720
21/11/2016	23/11/2021	$0.092	$1.380	122.00%	4.40	2.10%	$0.730
07/08/2017	07/08/2022	$0.430	$0.670	74.50%	4.00	1.95%	$0.206
05/02/2018	05/02/2023	$0.500	$0.780	74.50%	3.00	1.95%	$0.200
04/01/2019	04/01/2024	$0.340	$0.492	74.50%	3.00	1.95%	$0.140